CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
Current assets
Cash and cash equivalents	$ 2,021,927	$ 1,638,189
Restricted cash-current	126,891	755,646
Short-term investments	1,149,607	1,070,535
Inventory	39,002	21,830
Amounts due from related parties-current	423	919
Income tax receivables	5,071	19,504
Prepaid expenses and other current assets	125,486	122,753
Total current assets	3,468,407	3,629,376
Restricted cash-non-current	146,089	287,951
Property and equipment, net	288,877	281,226
Deferred tax assets	5,973	6,747
Rental deposits	12,734	10,770
Intangible assets, net	485	1,696
Land use rights, net	193,878	217,708
Long-term investments	453,375	414,487
Amounts due from related parties-non-current		77
Long-term prepayments and other non-current assets	5,534	5,418
Operating lease right-of-use assets	149,002	227,072
Total assets	4,724,354	5,082,528
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $84,188 and $53,194 as of February 28, 2022 and 2023, respectively)	59,991	89,838
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $182,337 and $213,239 as of February 28, 2022 and 2023, respectively)	234,889	187,718
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $173 and $98 as of February 28, 2022 and 2023, respectively)	100	205
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $445,082 and $360,500 as of February 28, 2022 and 2023, respectively)	446,711	558,718
Operating lease liabilities, current portion (including operating lease liabilities, current portion of the consolidated VIEs without recourse to TAL Education Group of $53,608 and $36,062 as of February 28, 2022 and 2023, respectively)	42,174	66,105
Total current liabilities	783,865	902,584
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $14 and $887 as of February 28, 2022 and 2023, respectively)	2,465	14
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to TAL Education Group of $992 and $1,500 as of February 28, 2022 and 2023, respectively)	1,563	1,680
Operating lease liabilities, non-current portion (including operating lease liabilities, non-current portion of the consolidated VIEs without recourse to TAL Education Group of $163,163 and $110,420 as of February 28, 2022 and 2023, respectively)	115,548	175,988
Total liabilities	903,441	1,080,266
Commitments and Contingencies
Equity
Treasury stock	(6)
Additional paid-in capital	4,400,656	4,358,265
Statutory reserve	160,353	154,362
Accumulated deficit	(685,912)	(544,309)
Accumulated other comprehensive income/ (loss)	(30,666)	61,617
Total TAL Education Group shareholders' equity	3,844,643	4,030,151
Noncontrolling interests	(23,730)	(27,889)
Total equity	3,820,913	4,002,262
Total liabilities and equity	4,724,354	5,082,528
Class A common shares
Equity
Common shares	169	167
Class B common shares
Equity
Common shares	$ 49	$ 49